Other assets (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Subsequent events
Deposits related to Canada Revenue Agency ("CRA") audits	$ 42.3	$ 15.6
Energy well equipment, net	5.5	5.4
Right-of-use assets, net	1.2	1.5
Debt issue costs	0.7	1.2
Furniture and fixtures, net	0.1	0.2
Other assets	$ 49.8	$ 23.9